Derivatives (Fair Value Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Hedged Items	$ (44)	$ (19)	$ (6)